BUSINESS COMBINATIONS - Other Acquisitions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($) acquisition
Net identifiable asset or liability:
Goodwill	$ 16,280	$ 16,280
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Number of acquisitions | acquisition		2
Cash consideration	153
Fair value of consideration transferred	153
Net identifiable asset or liability:
Current assets	12
Property, plant and equipment	20
Intangible assets	83
Accounts payable and accrued liabilities	(11)
Long-term liabilities	(3)
Deferred tax liabilities	(11)
Total fair value of identifiable net assets acquired	90
Goodwill	$ 63
Cash payable, subject to closing conditions		$ 12
Customer relationships | Aggregated individually immaterial business combinations | Minimum
Net identifiable asset or liability:
Useful life measured as period of time, intangible assets other than goodwill	6 years
Customer relationships | Aggregated individually immaterial business combinations | Maximum
Net identifiable asset or liability:
Useful life measured as period of time, intangible assets other than goodwill	20 years